Subsequent Events (Details Narrative) - Subsequent Event [Member] - $ / shares		1 Months Ended		2 Months Ended	3 Months Ended
	Jan. 11, 2024	Jan. 30, 2024	Jan. 19, 2024	Feb. 28, 2024	Apr. 03, 2024	Mar. 26, 2024
Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.59375
Preferred Stock, Dividend Rate, Percentage		9.50%
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.57812
Preferred Stock, Dividend Rate, Percentage				9.25%
Chios DF [Member]
Subsequent Event [Line Items]
Vessel delivery date	January 11, 2024
Ithaki DF [Member]
Subsequent Event [Line Items]
Vessel delivery date			January 19, 2024
Mortmartre DF [Member]
Subsequent Event [Line Items]
Vessel delivery date						March 26, 2024
Alpes [Member]
Subsequent Event [Line Items]
Vessel delivery date					April 3, 2024